Basic and diluted net earnings/(loss) per share	6 Months Ended
Jun. 30, 2026
Net income/(loss) per share:
Basic and diluted net earnings/(loss) per share

17. Basic and diluted net earnings/(loss) per share

Class A ordinary shares and Class B ordinary shares participate equally in the Company’s earnings. Accordingly, earnings per share is presented on a combined basis. Basic and diluted net earnings/(loss) per share were calculated as follows:

	For the six months ended June 30,
	2025	2026
	(RMB in thousands, except share and per share data)
Basic and diluted net earnings/(loss) per share
Numerator:
Net income/(loss) attributable to ordinary shareholders	4,255	(148,914)
Denominator:
Weighted-average ordinary shares outstanding - basic	120,480,088	121,847,288
Effect of dilutive potential ordinary shares	75,444	—
Weighted-average ordinary shares outstanding - diluted	120,555,532	121,847,288
Net earnings/(loss) per share attributable to ordinary shareholders:
Basic net income/(loss) per share	0.04	(1.22)
Diluted net income/(loss) per share	0.04	(1.22)

For the six months ended June 30, 2026, potential ordinary shares related to RSUs, share options and warrants were excluded from the computation of diluted net loss per share because their inclusion would have been anti-dilutive.